PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya International High
Dividend Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.4%
Australia : 7.1%
79,468
ANZ Group Holdings Ltd.
$ 1,998,243
1.2
13,049
ASX Ltd.
473,450
0.3
40,567  BHP Group Ltd. - Class
DI
1,467,817
0.9
15,850
Brambles Ltd.
248,754
0.1
26,700
Computershare Ltd.
526,590
0.3
205,760  Insurance Australia
Group Ltd.
1,042,017
0.6
314,488
Medibank Pvt Ltd.
951,573
0.6
1,498  National Australia Bank
Ltd.
43,331
0.0
75,241  QBE Insurance Group
Ltd.
1,110,314
0.6
4,292
Rio Tinto Ltd.
487,630
0.3
439,477
Scentre Group
1,014,018
0.6
99,786
Sigma Healthcare Ltd.
184,400
0.1
54,343
Sonic Healthcare Ltd.
772,148
0.4
266,902
Telstra Group Ltd.
985,298
0.6
95,566
Transurban Group
932,232
0.5
12,237,815
7.1
Belgium : 0.9%
5,027
Ageas SA
370,054
0.2
9,273
KBC Group NV
1,134,947
0.7
1,505,001
0.9
China : 0.8%
230,500  BOC Hong Kong
Holdings Ltd.
1,271,670
0.8
Denmark : 1.4%
28,499
Danske Bank A/S
1,404,504
0.8
41,187
Tryg A/S
981,705
0.6
2,386,209
1.4
Finland : 1.7%
95,356
Nordea Bank Abp - EUR
1,641,958
0.9
124,752
Sampo Oyj - Class A
1,326,885
0.8
2,968,843
1.7
France : 7.7%
4,506
Air Liquide SA
931,388
0.5
4,434
Airbus SE
838,354
0.5
36,040
AXA SA
1,656,102
1.0
3,713
BioMerieux
396,676
0.2
8,549
BNP Paribas SA
814,413
0.5
28,522
Bureau Veritas SA
853,708
0.5
13,318
Carrefour SA
246,595
0.1
1,225
Covivio SA/France
73,211
0.0
62,728
Credit Agricole SA
1,170,783
0.7
14,934
Danone SA
1,193,339
0.7
62,191
Engie SA
2,004,267
1.2
31,536
Getlink SE
680,514
0.4
26,791
Klepierre SA
1,005,797
0.6
2,552
Safran SA
835,093
0.5
5,575
TotalEnergies SE
511,643
0.3
13,211,883
7.7
Germany : 5.3%
8,127
Allianz SE
3,432,200
2.0
40,296  Deutsche Telekom AG,
Reg
1,503,985
0.9
6,634  Fresenius Medical Care
AG & Co. KGaA
300,638
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
23,366  Fresenius SE & Co.
KGaA
$ 1,212,602
0.7
3,368
Hannover Rueck SE
1,058,907
0.6
7,359  Mercedes-Benz Group
AG
452,308
0.3
11,804
(1)
Scout24 SE
910,782
0.5
1,524
Talanx AG
189,110
0.1
9,060,532
5.3
Hong Kong : 1.8%
102,000
CLP Holdings Ltd.
960,318
0.5
639,000  HKT Trust & HKT Ltd. -
Stapled Security
998,563
0.6
150,000  Power Assets Holdings
Ltd.
1,170,296
0.7
3,129,177
1.8
Ireland : 1.5%
125,724
AIB Group PLC
1,342,124
0.8
63,983  Bank of Ireland Group
PLC
1,160,865
0.7
2,502,989
1.5
Israel : 1.1%
41,263
Bank Hapoalim BM
969,062
0.6
41,713
Bank Leumi Le-Israel BM
932,821
0.5
1,901,883
1.1
Italy : 5.9%
59,492  Banca Monte dei Paschi
di Siena SpA
519,102
0.3
217,107
Enel SpA
2,373,605
1.4
74,016
Eni SpA
2,104,566
1.2
31,818  FinecoBank Banca
Fineco SpA
707,913
0.4
361,817
Intesa Sanpaolo SpA
2,188,238
1.3
102,354  Terna - Rete Elettrica
Nazionale
1,170,671
0.7
14,559
UniCredit SpA
1,044,523
0.6
10,108,618
5.9
Japan : 21.1%
4,100
AGC, Inc.
145,253
0.1
26,700
ANA Holdings, Inc.
478,177
0.3
102,500
Asahi Kasei Corp.
1,002,909
0.6
94,900
Astellas Pharma, Inc.
1,547,042
0.9
57,500
Bridgestone Corp.
1,198,200
0.7
34,900  Central Japan Railway
Co.
907,442
0.5
116,300  Concordia Financial
Group Ltd.
1,038,117
0.6
12,800
Daiichi Sankyo Co. Ltd.
229,001
0.1
50,500
(2)
Daito Trust Construction
Co. Ltd.
1,183,426
0.7
35,500  Daiwa House Industry
Co. Ltd.
1,113,740
0.7
75,500
Denso Corp.
946,625
0.6
39,500
East Japan Railway Co.
903,423
0.5
1,900
Hoya Corp.
329,385
0.2
45,900
(2)
Japan Airlines Co. Ltd.
749,382
0.4
42,900
Japan Tobacco, Inc.
1,645,810
1.0
78,200
(2)
JFE Holdings, Inc.
915,508
0.5
29,500
Kao Corp.
1,148,363
0.7
64,000
Kirin Holdings Co. Ltd.
1,017,996
0.6

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
4,400
Makita Corp.
$ 144,612
0.1
57,500  MatsukiyoCocokara &
Co.
915,189
0.5
152,400  Mitsubishi Chemical
Group Corp.
890,950
0.5
19,000
Mitsui Fudosan Co. Ltd.
202,548
0.1
26,400  MS&AD Insurance Group
Holdings, Inc.
688,923
0.4
9,100
Nexon Co. Ltd.
171,414
0.1
77  Nippon Building Fund,
Inc.
64,655
0.0
1,449,000  Nippon Telegraph &
Telephone Corp.
1,449,676
0.8
35,500
Nitto Denko Corp.
710,150
0.4
18,100  Nomura Research
Institute Ltd.
495,354
0.3
45,300
Obayashi Corp.
1,097,187
0.6
38,700
Obic Co. Ltd.
939,305
0.6
2,200
Oracle Corp. Japan
119,312
0.1
6,600
ORIX Corp.
195,831
0.1
53,800
Otsuka Corp.
1,029,985
0.6
31,200
Secom Co. Ltd.
1,188,433
0.7
15,900  Shin-Etsu Chemical Co.
Ltd.
647,429
0.4
665,700
SoftBank Corp.
890,789
0.5
21,700
Sumitomo Corp.
811,994
0.5
11,000  Sumitomo Mitsui Trust
Holdings, Inc.
350,423
0.2
33,400  Suntory Beverage & Food
Ltd.
943,220
0.6
54,400  Takeda Pharmaceutical
Co. Ltd.
2,003,438
1.2
27,200
TIS, Inc.
581,575
0.3
77,900
(2)
Tokyu Corp.
919,537
0.5
34,400
Tsuruha Holdings, Inc.
537,659
0.3
34,300
West Japan Railway Co.
676,037
0.4
411,500
Z Holdings Corp.
992,182
0.6
36,157,606
21.1
Netherlands : 5.9%
38,030
ABN AMRO Bank NV
1,205,587
0.7
15,612
ASR Nederland NV
1,074,842
0.6
4,919
(1)
Euronext NV
789,906
0.5
9,887
Heineken Holding NV
703,624
0.4
76,589
ING Groep NV
1,988,006
1.2
2,565
JDE Peet's NV
94,787
0.1
35,116  Koninklijke Ahold
Delhaize NV
1,635,332
0.9
245,883
Koninklijke KPN NV
1,370,467
0.8
15,865
NN Group NV
1,238,998
0.7
10,101,549
5.9
New Zealand : 0.6%
64,197
Contact Energy Ltd.
341,240
0.2
34,109  Fisher & Paykel
Healthcare Corp. Ltd.
739,602
0.4
1,080,842
0.6
Norway : 4.1%
5,880
Aker BP ASA
217,377
0.1
48,710
DNB Bank ASA
1,524,071
0.9
49,476
Equinor ASA
2,107,895
1.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Norway (continued)
18,876  Gjensidige Forsikring
ASA
$ 493,771
0.3
1,160
Kongsberg Gruppen ASA
49,447
0.0
47,720
Norsk Hydro ASA
508,619
0.3
71,105
Orkla ASA
894,830
0.5
69,394
Telenor ASA
1,220,481
0.7
7,016,491
4.1
Singapore : 2.3%
12,800
DBS Group Holdings Ltd.
569,602
0.3
107,900  Oversea-Chinese
Banking Corp. Ltd.
1,848,085
1.1
51,700  United Overseas Bank
Ltd.
1,479,952
0.9
3,897,639
2.3
Spain : 2.8%
31,937
(1)(2)
Aena SME SA
942,059
0.5
55,925
CaixaBank SA
670,413
0.4
119,966
Iberdrola SA
2,746,535
1.6
16,326  Naturgy Energy Group
SA
488,746
0.3
4,847,753
2.8
Sweden : 0.4%
20,875
(2)
Swedbank AB - Class A
711,494
0.4
Switzerland : 5.3%
10,457
ABB Ltd., Reg
850,237
0.5
1,191
(2)
Banque Cantonale
Vaudoise
193,711
0.1
958
EMS-Chemie Holding AG
753,265
0.4
408
Galderma Group AG
80,186
0.0
294
Givaudan SA, Reg
994,162
0.6
4,949
Helvetia Holding AG
1,280,852
0.8
3,027
Schindler Holding AG
997,072
0.6
9,500
SGS SA
1,001,195
0.6
599
Swisscom AG, Reg
502,659
0.3
3,493  Zurich Insurance Group
AG
2,468,917
1.4
9,122,256
5.3
United Kingdom : 12.3%
16,840
Admiral Group PLC
704,341
0.4
4,687
AstraZeneca PLC
916,490
0.5
146,870
Aviva PLC
1,178,682
0.7
33,869
BAE Systems PLC
992,982
0.6
15,513
Barclays PLC
81,187
0.0
40,876  British American Tobacco
PLC
2,373,198
1.4
132,214
Centrica PLC
374,353
0.2
308,972
HSBC Holdings PLC
5,074,090
3.0
32,520
Imperial Brands PLC
1,318,607
0.8
16,567
Intertek Group PLC
806,128
0.5
53,053
M&G PLC
192,710
0.1
4,677
National Grid PLC
78,948
0.0
150,160
NatWest Group PLC
1,112,370
0.6
79,665
Pearson PLC
1,050,287
0.6
21,976  Reckitt Benckiser Group
PLC
1,477,664
0.9
62,204  Rolls-Royce Holdings
PLC
945,024
0.6
27,902
Sage Group PLC
312,651
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
16,457
Smith & Nephew PLC
$ 260,743
0.2
26,777
Smiths Group PLC
817,128
0.5
806
Standard Chartered PLC
16,797
0.0
3,910
Tesco PLC
24,574
0.0
52,856  United Utilities Group
PLC
921,600
0.5
21,030,554
12.3
United States : 6.4%
21,829
Aegon Ltd.
159,641
0.1
281,515
BP PLC
2,203,349
1.3
32,567
GSK PLC
897,068
0.5
2,582
Holcim AG
213,433
0.1
5,924
Nestle SA
581,091
0.3
6,509
Novartis AG, Reg
999,095
0.6
3,682
Roche Holding AG
1,469,453
0.9
3,251
Sanofi
313,950
0.2
89,074
Shell PLC
4,125,440
2.4
10,962,520
6.4
Total Common Stock
(Cost $127,075,832)
165,213,324
96.4
EXCHANGE-TRADED FUNDS : 1.7%
39,024  iShares MSCI EAFE
Value ETF
2,901,434
1.7
Total Exchange-Traded
Funds
(Cost $2,822,628)
2,901,434
1.7
PREFERRED STOCK : 0.3%
Germany : 0.3%
7,340
Henkel AG & Co. KGaA
567,012
0.3
Total Preferred Stock
(Cost $571,609)
567,012
0.3
Total Long-Term
Investments
(Cost $130,470,069)
168,681,770
98.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.5%
Repurchase Agreements : 2.5%
1,000,000
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2026, 3.690%, due
04/01/2026 (Repurchase
Amount $1,000,101,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
6.869%, Market Value
plus accrued interest
$1,020,000, due
11/30/27-10/20/75)
1,000,000
0.6
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(3)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
03/31/2026, 3.670%, due
04/01/2026 (Repurchase
Amount $1,000,101,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-7.000%, Market
Value plus accrued
interest $1,020,000, due
05/12/27-02/20/66)
$ 1,000,000
0.6
73,000
(3)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%, due
04/01/2026 (Repurchase
Amount $73,007,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.360%-
6.500%, Market
Value plus accrued
interest $74,460, due
05/01/28-12/01/55)
73,000
0.0
260,916
(3)
National Bank Financial
Inc., Repurchase
Agreement dated
03/31/2026, 3.710%, due
04/01/2026 (Repurchase
Amount $260,943,
collateralized by various
U.S. Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$266,134, due 04/01/26)
260,916
0.1
1,000,000
(3)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
03/31/2026, 3.660%, due
04/01/2026 (Repurchase
Amount $1,000,100,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
05/05/26-01/15/66)
1,000,000
0.6

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(3)
State of Wisconsin
Investment Board,
Repurchase Agreement
dated 03/31/2026,
3.780%, due 04/01/2026
(Repurchase Amount
$1,000,104, collateralized
by various U.S.
Government Securities,
0.125%-3.875%, Market
Value plus accrued
interest $1,018,402, due
04/15/28-02/15/56)
$ 1,000,000
0.6
Total Repurchase
Agreements
(Cost $4,333,916)
4,333,916
2.5
Total Short-Term
Investments
(Cost $4,333,916)
4,333,916
2.5
Total Investments in
Securities
(Cost $134,803,985) $ 173,015,686 100.9
Liabilities in Excess of
Other Assets (1,530,107) (0.9)
Net Assets $ 171,485,579 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 34.6%
Industrials 11.9
Consumer Staples 10.1
Health Care 7.4
Utilities 7.4
Energy 6.6
Communication Services 6.4
Materials 5.5
Real Estate 2.7
Consumer Discretionary 2.1
Information Technology 2.0
Exchange-Traded Funds 1.7
Short-Term Investments 2.5
Liabilities in Excess of Other Assets (0.9)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia $ 1,042,017 $ 11,195,798 $ — $ 12,237,815
Belgium — 1,505,001 — 1,505,001
China — 1,271,670 — 1,271,670
Denmark 981,705 1,404,504 — 2,386,209
Finland 1,326,885 1,641,958 — 2,968,843
France — 13,211,883 — 13,211,883
Germany — 9,060,532 — 9,060,532
Hong Kong — 3,129,177 — 3,129,177
Ireland — 2,502,989 — 2,502,989
Israel — 1,901,883 — 1,901,883
Italy — 10,108,618 — 10,108,618
Japan 4,335,865 31,821,741 — 36,157,606
Netherlands 1,635,332 8,466,217 — 10,101,549
New Zealand 341,240 739,602 — 1,080,842
Norway 1,269,928 5,746,563 — 7,016,491
Singapore — 3,897,639 — 3,897,639
Spain 1,430,805 3,416,948 — 4,847,753
Sweden — 711,494 — 711,494
Switzerland — 9,122,256 — 9,122,256
United Kingdom — 21,030,554 — 21,030,554
United States — 10,962,520 — 10,962,520
Total Common Stock 12,363,777 152,849,547 — 165,213,324
Exchange-Traded Funds 2,901,434 — — 2,901,434
Preferred Stock — 567,012 — 567,012
Short-Term Investments — 4,333,916 — 4,333,916
Total Investments, at fair value $ 15,265,211 $ 157,750,475 $ — $ 173,015,686
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 41,375,441
Gross Unrealized Depreciation (3,163,740)
Net Unrealized Appreciation $ 38,211,701